Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term investments
Short-term investments	$ 148,155	$ 110,209
Time deposits
Short-term investments
Short-term investments	82,638	38,159
Investments in financial instruments
Short-term investments
Short-term investments	$ 65,517	$ 72,050